Income tax (Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income tax [Abstract]
Current income tax expense/(benefit)		(1,457)	7,436
Deferred income tax (benefit)/expense		28,267	(1,262)
Income tax expense for the year	$ 4,321	26,810	6,174